Other operating costs - Schedule of analysis of expenses by nature (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Depreciation, amortisation and impairment	£ 2,247	£ 2,175	£ 2,061
Payroll costs	1,992	2,143	2,043
Purchases of electricity	1,489	1,429	1,497
Purchases of gas	2,091	1,578	1,289
Property and other taxes	1,443	1,402	1,279
UK electricity balancing costs	0	1,143	2,486
Impairment of joint venture	0	303	0
Other	3,240	3,071	4,553
Other operating costs	12,502	13,244	15,208
Impairment losses on financial assets	243	200	179
Total operating costs from continuing operations	12,745	13,444	15,387
Operating costs from continuing operations include:
Inventory consumed	454	506	408
Research and development expenditure	£ 38	£ 43	£ 32